SCHEDULE OF BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	9,900,000,000	1,720,000,000
Temporary equity, shares issued		1,151,221,338
Temporary equity, shares outstanding		1,151,221,338
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	190,100,000,000	8,280,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	56,340,671,538	1,370,016,554
Ordinary shares, shares outstanding	56,340,671,538	1,370,016,554
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	40,809,861	40,809,861
Ordinary shares, shares outstanding	40,809,861	40,809,861
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	9,900,000,000	1,720,000,000
Temporary equity, shares issued		1,151,221,338
Temporary equity, shares outstanding		1,151,221,338
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	190,100,000,000	8,280,000,000
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	56,340,671,538	1,370,016,554
Ordinary shares, shares outstanding	56,340,671,538	1,370,016,554
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares issued	40,809,861	40,809,861
Ordinary shares, shares outstanding	40,809,861	40,809,861